Other liabilities	12 Months Ended
Dec. 31, 2021
Other liabilities.
Other liabilities

21 Other liabilities

Other liabilities are amounts due to third parties that are not financial liabilities including lease liabilities, amounts due for goods and services that have been received but not invoiced, tax due to HMRC, and retirement benefit liabilities. Liabilities which have a level of uncertainty regarding their timing or the future cost to settle them are included in other liabilities as provisions for liabilities and charges.

	2021	2020
Other liabilities	£m	£m
Lease liabilities (Note 23)	1,263	1,698
Provisions for liabilities and charges	1,268	1,852
Retirement benefit liabilities (Note 5)	114	121
Accruals	1,508	990
Deferred income	319	361
Current tax	12	63
Deferred tax (Note 7)	359	291
Acceptances	225	272
Other liabilities (1)	729	740
	5,797	6,388

(1)	Other liabilities include liabilities of disposal groups of £5 million (2020: nil). See Note 8 for further information.

		Litigation and		Financial
	Customer	other		commitments
	redress (1)	regulatory (4)	Property (3)	and guarantees	Other (2)	Total
Provisions for liabilities and charges	£m	£m	£m	£m	£m	£m
At 1 January 2021	749	365	271	178	289	1,852
Expected credit loss impairment release	—	—	—	(83)	—	(83)
Currency translation and other movements	(5)	—	2	(2)	(7)	(12)
Charge to income statements	173	307	113	—	196	789
Release to income statement	(25)	(86)	(118)	—	(82)	(311)
Provisions utilised	(418)	(309)	(37)	—	(203)	(967)
At 31 December 2021	474	277	231	93	193	1,268

(1)	Includes payment protection insurance provision which reflects the estimated cost of PPI redress attributable to claims prior to the Financial Conduct Authority (FCA) complaint deadline of 29 August 2019. All pre-deadline complaints have been processed which removes complaint volume estimation uncertainty from the provision estimate. NatWest Group continues to conclude remaining bank-identified closure work and conclude cases with the Financial Ombudsmen Service.
(2)	Other materially comprises provisions relating to restructuring costs.
(3)	Property provision materially includes dilapidation provisions. Release in property provision includes the effect of purchase of freeholds for properties where the group was the primary leaseholder.
(4)	Majority of charge in the year and utilisation of litigation provisions relates to FCA investigation into money laundering.

Provisions are liabilities of uncertain timing or amount and are recognised when there is a present obligation as a result of a past event, the outflow of economic benefit is probable and the outflow can be estimated reliably. Any difference between the final outcome and the amounts provided will affect the reported results in the period when the matter is resolved.

For accounting policy information see Accounting policies note 8.

Critical accounting policy: Provisions for liabilities

The key judgment is involved in determining whether a present obligation exists. There is often a high degree of uncertainty and judgment is based on the specific facts and circumstances relating to individual events in determining whether there is a present obligation. Judgment is also involved in estimation of the probability, timing and amount of any outflows. Where NatWest Group can look to another party such as an insurer to pay some or all of the expenditure required to settle a provision, any reimbursement is recognised when, and only when, it is virtually certain that it will be received.

Estimates - Provisions are liabilities of uncertain timing or amount and are recognised when there is a present obligation as a result of a past event, the outflow of economic benefit is probable and the outflow can be estimated reliably. Any difference between the final outcome and the amounts provided will affect the reported results in the period when the matter is resolved.

-	Customer redress: Provisions reflect the estimated cost of redress attributable to claims where it is determined that a present obligation exists.
-	Litigation and other regulatory: NatWest Group is engaged in various legal proceedings, both in the UK and in overseas jurisdictions, including the US. For further information in relation to legal proceedings and discussion of the associated uncertainties, refer to Note 27.
-	Property: This includes provision for contractual costs such as rates associated with vacant properties.
-	Other provisions: These materially comprise provisions for onerous contracts and restructuring costs. Onerous contract provisions comprise an estimate of the costs involved in fulfilling the terms and conditions of contracts net of any expected benefits to be received. This includes provision for contractual costs such as rates associated with vacant properties. Redundancy and restructuring provisions comprise the estimated cost of restructuring, including redundancy costs where an obligation exists.

Background information for all material provisions is given in Note 27.